Average Annual Total Returns - Invesco VI American Franchise Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Large-Cap Growth Funds Index 1 Year	Lipper VUF Large-Cap Growth Funds Index 5 Years	Lipper VUF Large-Cap Growth Funds Index 10 Years
Total	Jul. 03, 1995	42.35%	19.56%	15.32%	Sep. 18, 2000	41.99%	19.26%	15.03%	38.49%	21.00%	17.21%	18.40%	15.22%	13.88%	37.38%	19.54%	16.03%